Cover	Nov. 14, 2022
Cover [Abstract]
Entity Registrant Name	CHARGE ENTERPRISES, INC.
Entity Central Index Key	0001277250
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 14, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-41354
Entity Tax Identification Number	90-0471969
Entity Address Address Line 1	125 Park Avenue
Entity Address Address Line 2	25th Floor
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Local Phone Number	921-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	CRGE
Security Exchange Name	NASDAQ